Loss per Share - Schedule of Antidilutive Securities Excluded from Diluted Loss per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	17,266,903	1,333,404	7,809,794	311,032
Outstanding Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	11,272,863	598,540	598,540	140,109
Outstanding Restricted Stock Units [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	2,823,857
Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	28,190	28,190	28,190	28,190
Outstanding Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	3,141,993	706,674	7,183,064	142,733